Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the year	$ 7,670,556	$ 7,770,556
Additions charged to (recovery of) credit losses	108,617	(100,000)
Balance at the end of the year	$ 7,779,173	$ 7,670,556